Income Taxes - Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Detail) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes rate	21.00%	21.00%